Property And Equipment	12 Months Ended
Dec. 29, 2012
Property And Equipment
8.	PROPERTY AND EQUIPMENT

Property and equipment as of December 29, 2012 and December 31, 2011 consisted of the following (in thousands):

	December 29,	December 31,	Range of
	2012	2011	Useful Lives
Land	$286,758	$249,281
Buildings and building improvements	1,013,792	972,141	10 – 40 years
Transportation equipment	487,858	381,235	5 – 10 years
Warehouse equipment	263,388	234,119	5 – 12 years
Office equipment, furniture and software	446,875	365,594	3 – 7 years
Construction in process	97,556	96,434

	2,596,227	2,298,804
Less accumulated depreciation and amortization	(889,839)	(701,987)

Property and equipment — net	$1,706,388	$1,596,817

Buildings and building improvements included $32 million and $10 million of capital lease assets at December 29, 2012 and December 31, 2011, respectively. Interest capitalized was $1 million in 2012 and $3 million in 2011.

Depreciation and amortization expense of property and equipment was $217 million, $208 million and $174 million for the fiscal years ended December 29, 2012, December 31, 2011 and January 1, 2011, respectively.